Summary Of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure Summary Of Significant Accounting Policies Tables Abstract
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table presents assets and liabilities that are measured and recognized at fair value as of September 30, 2019 on a recurring basis:

	Level 1	Level 2	Level 3
Description	$	$	$
Derivative liabilities	—	—	271,229